Notes to Cash Flows - Summary of Changes in Liabilities Arising from Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	£ 30,071	£ 40,410	£ 46,985
Proceeds from issue of debt securities	4,778	2,872	5,602
Repayment of debt securities	(3,036)	(11,910)	(11,378)
Repayment of subordinated liabilities	(40)	(4)	(659)
Issue of other equity instruments	750	210
Repurchase of other equity instruments	(985)	(210)
Principal elements of lease payments	(26)	(25)	(45)
Dividends paid	(1,164)	(1,505)	(292)
Liability-related other changes	3,176	(391)	(255)
Non-cash changes:
– Unrealised foreign exchange	1,641	(800)	398
– Other changes	779	1,424	54
Ending Balance	35,944	30,071	40,410
Previously stated
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Issue of other equity instruments		450
Repurchase of other equity instruments		(500)
Dividends paid		(1,494)
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	25,520	35,566	41,129
Proceeds from issue of debt securities	4,778	2,872	5,602
Repayment of debt securities	(3,036)	(11,910)	(11,378)
Liability-related other changes	3,155	(447)	(250)
Non-cash changes:
– Unrealised foreign exchange	1,554	(806)	376
– Other changes	(440)	245	87
Ending Balance	31,531	25,520	35,566
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,228	2,556	3,528
Repayment of subordinated liabilities	(40)	(4)	(659)
Liability-related other changes	2	(4)	(10)
Non-cash changes:
– Unrealised foreign exchange	87	6	22
– Other changes	55	(326)	(325)
Ending Balance	2,332	2,228	2,556
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,191	2,191	2,191
Issue of other equity instruments	750	210
Repurchase of other equity instruments	(985)	(210)
Non-cash changes:
– Other changes		0
Ending Balance	1,956	2,191	2,191
Other equity instruments | Previously stated
Non-cash changes:
– Other changes		50
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	132	97	137
Principal elements of lease payments	(26)	(25)	(45)
Liability-related other changes	19	60	5
Non-cash changes:
Ending Balance	125	132	97
Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0	0
Dividends paid	(1,164)	(1,505)	(292)
Non-cash changes:
– Other changes	1,164	1,505	292
Ending Balance	£ 0	£ 0	£ 0